Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 285,243		$ 341,579
Unpaid principal balance	321,743		381,223
Related allowance	3,915	[1]	6,678	[2]
Average recorded investment	265,771		333,815
Amount of related allowance included in specific reserves	366		275
Amount of related allowance included in general reserves	3,549		6,403
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	237,813		276,711
Unpaid principal balance	243,961		282,912
Related allowance	3,809		6,678
Average recorded investment	223,143		274,097
Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0		5,441
Unpaid principal balance	0		7,929
Related allowance	0		0
Average recorded investment	0		5,903
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		554
Unpaid principal balance	0		554
Related allowance	0		0
Average recorded investment	0		182
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	1,292		5,056
Unpaid principal balance	11,095		12,852
Related allowance	1		0
Average recorded investment	2,380		4,404
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	10,129		12,016
Unpaid principal balance	11,287		12,368
Related allowance	1		0
Average recorded investment	9,865		11,868
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	1,899		7,593
Unpaid principal balance	5,477		10,877
Related allowance	13		0
Average recorded investment	2,160		5,277
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	31,175		28,551
Unpaid principal balance	44,149		36,698
Related allowance	91		0
Average recorded investment	25,571		27,016
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,030		2,955
Unpaid principal balance	3,082		13,066
Related allowance	0		0
Average recorded investment	863		2,681
HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,715		2,126
Unpaid principal balance	1,836		2,975
Related allowance	0		0
Average recorded investment	1,578		1,895
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	190		576
Unpaid principal balance	856		992
Related allowance	0		0
Average recorded investment	211		492
No Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	23,712		38,866
Unpaid principal balance	50,196		70,564
Related allowance	0		0
Average recorded investment	15,479		29,474
No Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	9,627		17,250
Unpaid principal balance	11,366		19,644
Related allowance	0		0
Average recorded investment	6,511		14,069
No Allowance Recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0		453
Unpaid principal balance	0		2,151
Related allowance	0		0
Average recorded investment	0		471
No Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		554
Unpaid principal balance	0		554
Related allowance	0		0
Average recorded investment	0		182
No Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	138		2,570
Unpaid principal balance	9,001		9,426
Related allowance	0		0
Average recorded investment	614		926
No Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	499		727
Unpaid principal balance	609		814
Related allowance	0		0
Average recorded investment	317		544
No Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	394		3,770
Unpaid principal balance	3,972		7,054
Related allowance	0		0
Average recorded investment	638		1,545
No Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	11,741		9,427
Unpaid principal balance	21,301		15,620
Related allowance	0		0
Average recorded investment	6,260		8,130
No Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,030		2,955
Unpaid principal balance	3,082		13,066
Related allowance	0		0
Average recorded investment	863		2,681
No Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	209		683
Unpaid principal balance	315		1,532
Related allowance	0		0
Average recorded investment	165		536
No Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	74		477
Unpaid principal balance	550		703
Related allowance	0		0
Average recorded investment	111		390
Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	261,531		302,713
Unpaid principal balance	271,547		310,659
Related allowance	3,915	[1]	6,678	[2]
Average recorded investment	250,292		304,341
Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	228,186		259,461
Unpaid principal balance	232,595		263,268
Related allowance	3,809		6,678
Average recorded investment	216,632		260,028
Allowance Recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0		4,988
Unpaid principal balance	0		5,778
Related allowance	0		0
Average recorded investment	0		5,432
Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	1,154		2,486
Unpaid principal balance	2,094		3,426
Related allowance	1		0
Average recorded investment	1,766		3,478
Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	9,630		11,289
Unpaid principal balance	10,678		11,554
Related allowance	1		0
Average recorded investment	9,548		11,324
Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	1,505		3,823
Unpaid principal balance	1,505		3,823
Related allowance	13		0
Average recorded investment	1,522		3,732
Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	19,434		19,124
Unpaid principal balance	22,848		21,078
Related allowance	91		0
Average recorded investment	19,311		18,886
Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,506		1,443
Unpaid principal balance	1,521		1,443
Related allowance	0		0
Average recorded investment	1,413		1,359
Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	116		99
Unpaid principal balance	306		289
Related allowance	0		0
Average recorded investment	$ 100		$ 102

[1]	Includes $366,000 of specific reserves and $3,549,000 included in the general reserves.
[2]	Includes $275,000 of specific reserves and $6,403,000 included in the general reserves.